CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehen-sive Earnings	Employees Stock Notes Receivable	Noncontrolling Interest
Balance at Dec. 28, 2013	$ 649,734	$ 19,948	$ 156,129	$ 461,812	$ 3,466	$ (732)	$ 9,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	61,564			57,551			4,013
Foreign currency translation adjustment	(3,116)				(2,118)		(998)
Noncontrolling interest associated with business acquisitions	3,650						3,650
Distributions to noncontrolling interest	(1,910)						(1,910)
Cash dividends	(12,205)			(12,205)
Issuance of shares under employee stock plans	541	16	525
Issuance of shares under stock grant programs	1,216	78	1,125	13
Issuance of shares under deferred compensation plans	0	49	(49)
Repurchase of shares	(4,866)	(105)		(4,761)
Tax benefits from non-qualified stock options exercised	319		319
Expense associated with share-based compensation arrangements	1,919		1,919
Accrued expense under deferred compensation plans	2,515		2,515
Note receivable adjustment	0	(2)		(76)		78
Payments received on employee stock notes receivable	199					199
Balance at Dec. 27, 2014	699,560	19,984	162,483	502,334	1,348	(455)	13,866
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	85,132			80,595			4,537
Foreign currency translation adjustment	(7,216)				(5,892)		(1,324)
Noncontrolling interest associated with business acquisitions	1,019						1,019
Distributions to noncontrolling interest	(3,188)						(3,188)
Cash dividends	(16,507)			(16,507)
Issuance of shares under employee stock plans	1,075	31	1,044
Issuance of shares under stock grant programs	1,912	76	1,836
Issuance of shares under deferred compensation plans	0	65	(65)
Repurchase of shares	(496)	(14)		(786)		304
Tax benefits from non-qualified stock options exercised	370		370
Expense associated with share-based compensation arrangements	1,846		1,846
Accrued expense under deferred compensation plans	4,048		4,048
Payments received on employee stock notes receivable	151					151
Unrealized gain (loss) on investment	(41)				(41)
Net purchase and dissolution of noncontrolling interest	(1,256)						(1,256)
Balance at Dec. 26, 2015	766,409	20,142	171,562	565,636	(4,585)	$ 0	13,654
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	105,497			101,179			4,318
Foreign currency translation adjustment	(2,974)				(1,316)		(1,658)
Distributions to noncontrolling interest	(3,280)						(3,280)
Cash dividends	(17,680)			(17,680)
Issuance of shares under employee stock plans	536	7	529
Issuance of shares under stock grant programs	5,297	135	5,162
Issuance of shares under deferred compensation plans	0	58	(58)
Tax benefits from non-qualified stock options exercised	0
Expense associated with share-based compensation arrangements	2,208		2,208
Accrued expense under deferred compensation plans	5,074		5,074
Unrealized gain (loss) on investment	271				271
Net purchase and dissolution of noncontrolling interest	(892)		856				(1,748)
Balance at Dec. 31, 2016	$ 860,466	$ 20,342	$ 185,333	$ 649,135	$ (5,630)		$ 11,286